Income Taxes - Additional Information (Detail) $ in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Income tax [line items]
Name of subsidiary	Wheaton Precious Metals International Ltd.,
Proportion of ownership interest in subsidiary	100.00%
Impact of CRA Settlement [member] | 2005 - 2017 taxation year [member]
Income tax [line items]
Total tax assessment related to CRA settlement		$ 4.3	$ 5.6
Interest and penalties assessed by CRA related to CRA settlement		4.4	5.7
Interest and penalties under dispute		$ 1.4	$ 1.9